Form N-1A Cover	Apr. 25, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Grayscale Funds Trust
Entity Central Index Key	0001976672
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 25, 2025
Prospectus Date	Apr. 25, 2025